Prepayment and other current assets	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment and other current assets

5. Prepayment and other current assets

Prepayment and other current assets as of June 30, 2026, and December 31, 2025, consist of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Prepayments and other receivables	$3,581,468	$3,214,462
Deposits	19,368,389	20,135,601
Total	$22,949,857	$23,350,063

Prepayment and other receivable mainly consist of customers’ invoices factored to a financial institution in 2026 and this amount has been subsequently fully received after end of the financial period.

Deposits were related to monetary collateral placed with various suppliers to secure credit lines for the purchase of marine fuels.